UNAUDITED INTERIOM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 532,848	$ 1,170,462
Restricted cash		2	2
Accounts receivable, net		31,426,844	13,385,507
Inventories		9,440,200	27,172,200
Advances to suppliers, net		4,241,091	99,861
Prepayment and other current assets, net		9,803,453	4,174,868
Assets of discontinued operations - current		0	6,301,392
Total current assets		55,444,438	52,304,292
NON - CURRENT ASSETS:
Property and equipment, net		8,404	8,532
Intangible assets, net		26,787	32,527
Deferred tax assets		8,933,023	2,713,808
Assets of discontinued operations - non-current		0	6,308,929
Total non - current assets		8,968,214	9,063,796
TOTAL ASSETS		64,412,652	61,368,088
CURRENT LIABILITIES:
Accounts payable		7,018,267	12,909,752
Accrued expenses and other payables		3,438,703	2,510,916
Advances from customers		539	539
Due to related parties		2,173,365	2,200,451
Income tax payable		16,025,604	15,392,010
Liabilities of discontinued operations - current		0	6,472,461
Total current liabilities		28,656,478	39,486,129
NON - CURRENT LIABILITIES:
Liabilities of discontinued operations - non-current		0	16,543
Total non - current liabilities		0	16,543
TOTAL LIABILITIES		28,656,478	39,502,672
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	[1]	31,217,741	26,502,858
Statutory reserves		0	335,696
Retained earnings		2,962,341	5,423,638
Accumulated other comprehensive loss		1,475,284	(10,423,129)
Total shareholders’ equity		35,756,174	21,865,416
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		64,412,652	61,368,088
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares	[1]	98,708	24,253
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares	[1]	$ 2,100	$ 2,100

[1]	Adjusted for the effect of 1-for-50 reverse share split on June 3, 2025, see Note 15 for details.